Schedule of Weighted Average Remaining Lease Term (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance leases - Weighted average remaining lease term	3 years 9 months 3 days	4 years	5 years
Finance leases - Weighted average discount rate	8.40%	8.40%	8.40%